Prepayments and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets [Abstract]
Security deposits	$ 2,420	$ 18,972
Prepayments	11,373	7,658
Prepayments and deposits	$ 13,793	$ 26,630